Financial Result (Tables)	6 Months Ended
Jun. 30, 2024
Financial Result
Schedule of financial results

In € thousand	June 30, 2024	June 30, 2023
Finance income	108,806	3,021
thereof: fair value changes	106,587	—
thereof: foreign currency exchange gains on financial instruments	290	1,542
thereof: impairment losses net of reversal	57	—
thereof: interest income	1,872	1,479

Finance expenses	(8,488)	(258,739)
thereof: fair value changes	(968)	(258,337)
thereof: foreign currency exchange losses on financial instruments	(6,812)	—
thereof: interest portion of lease payments	(297)	(292)
thereof: impairment losses net of reversal	—	(29)
thereof: other interest expenses	(411)	(81)

Financial result	100,318	(255,718)